SHORT-TERM BANK LOANS - Additional information (Details)										6 Months Ended
	Jun. 21, 2021 CNY (¥)	Apr. 23, 2021 CNY (¥)	Apr. 23, 2021 USD ($)	Jul. 10, 2020 CNY (¥)	Jun. 23, 2020 CNY (¥)	Jun. 01, 2020 CNY (¥)	May 18, 2020 CNY (¥)	May 18, 2020 USD ($)	Apr. 15, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Apr. 15, 2020 USD ($)
Short-term Debt [Line Items]
Interest rate (as a percent)										4.35%	4.35%
Proceeds from debt										¥ 0	$ 0	¥ 3,520,000
Interest Expense on Bank Loan										¥ 262,259	$ 41,226	¥ 296,912
Bank of Nanjing
Short-term Debt [Line Items]
Face amount of debt	¥ 2,500,000				¥ 1,500,000
Term of debt	1 year				1 year
Proceeds from debt						¥ 1,500,000
Beijing Rural Commercial Bank
Short-term Debt [Line Items]
Face amount of debt									¥ 10,000,000				$ 1,571,977
Term of debt									1 year
Interest rate (as a percent)									4.60%				4.60%
Proceeds from debt		¥ 5,600,000	$ 880,307				¥ 4,400,000	$ 691,670
Carrying value of self-owned housing property pledged as collateral									¥ 17,600,000				$ 2,800,000
China Construction Bank
Short-term Debt [Line Items]
Face amount of debt				¥ 1,000,000,000,000
Term of debt				1 year
Interest rate (as a percent)				4.0525%